UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net income	$ 65,934	$ 23,264
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	114,999	102,159
Vessel impairment charge	0	7,389
Amortization of deferred charges	3,558	3,618
Amortization of charter related deferred asset and straight-lining of operating leases	(964)	(726)
Equity in earnings of associated companies	(1,475)	(1,451)
Loss/(gain) on sale of vessels	17	(16,476)
Adjustment of derivatives to fair value recognized in net income	(1,555)	5,571
Loss on investments in equity securities	207	792
Repayments from investment in sales-type assets and leaseback assets	4,661	7,772
Other, net	1,248	2,311
Net changes in operating assets and liabilities	800	96,739
Net cash provided by operating activities	187,430	230,962
Investing activities
Purchase of vessels, capital improvements, newbuildings and deposits	(212,183)	(135,181)
Proceeds from sale of vessels	11,983	104,211
Net amounts received from associated companies	1,382	1,456
Collateral deposits returned/(paid) on swap agreements	2,880	(6,030)
Net cash used in investing activities	(195,938)	(35,544)
Financing activities
Principal payments under finance lease obligations	(27,788)	(26,569)
Proceeds from debt	354,402	720,187
Repayments of debt	(145,726)	(620,895)
Repurchases and redemption of bonds	(64,997)	(167,781)
Payments of debt fees	(3,001)	(11,747)
Principal settlements of cross currency swaps, net	(16,534)	(9,812)
Cash paid for shares repurchase	0	(4,835)
Cash dividends paid	(67,278)	(60,862)
Net cash provided by/(used in) financing activities	29,078	(182,314)
Net change in cash and cash equivalents	20,570	13,104
Cash and cash equivalents at start of the period	165,492	188,362
Cash and cash equivalents at end of the period	$ 186,062	$ 201,466